Derivative Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (2,062)	$ (2,480)
Revenue [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(2,060)	(2,461)
Cost of service [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(1,301)	1,464
Research and development [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	151	280
Selling general and administrative [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(254)	339
Interest and other expense, net [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	1,713	(1,613)
Income Taxes [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (311)	$ (489)